Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Detail) - Employee Restricted Equity Awards - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Beginning of year	2,893,742	3,198,150	3,539,022
Add (deduct):
Granted	826,377	1,080,658	1,154,838
Vested	(1,186,442)	(1,338,466)	(1,378,070)
Forfeited	(28,015)	(46,600)	(117,640)
End of year	2,505,662	2,893,742	3,198,150
Weighted Average Grant Date Fair Value
Beginning of year	$ 101.18	$ 81.71	$ 67.24
Granted	160.13	110.93	96.54
Vested	81.84	63.10	57.79
Forfeited	111.35	84.86	72.44
End of year	$ 129.66	$ 101.18	$ 81.71
Unrecognized compensation cost related to unvested equity awards	$ 94
Period of recognition of compensation expense related to unvested equity awards	2 years 3 months 18 days
Dividend Equivalent Units
Add (deduct):
Granted	23,153	36,656	44,327
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0
Performance Shares
Weighted Average Grant Date Fair Value
Target shares	447,819
Units expected to vest	859,619